Acquisitions - Schedule of Business Acquisitions (Detail)	12 Months Ended
Sep. 30, 2019
Versatex Building Products LLC [Member]
Business combination, date of acquisition	Jun. 18, 2018
Business combination, location	Aliquippa, Pennsylvania
Business combination, segment	Residential
Membership interests	100.00%
Ultratox [Member]
Business combination, date of acquisition	Dec. 20, 2017
Business combination, location	Eagan, Minnesota
Business combination, segment	Residential
Membership interests	100.00%